Document and Entity Information	Sep. 30, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001746466
Document Type	8-K/A
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	Equillium, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38692
Entity Tax Identification Number	82-1554746
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	240-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EQ
Entity Emerging Growth Company	false
Amendment Description	On October 6, 2025, Equillium, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report the approval of the engagement of Crowe LLP (“Crowe”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2025, subject to the execution of an engagement letter and completion of Crowe’s standard client acceptance procedures. This Amendment No. 1 to Current Report on Form 8-K/A amends the Original Form 8-K to report the specific date of the engagement of Crowe and to provide the disclosures required by Item 304(a)(2) of Regulation S-K.